APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Calvert Responsible Index Series, Inc.
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of
securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Calvert International Responsible Index Fund
	Calvert US Large-Cap Core Responsible Index Fund
	Calvert US Large-Cap Growth Responsible Index Fund
	Calvert US Large-Cap Value Responsible Index Fund
	Calvert US Mid-Cap Core Responsible Index Fund


3. Investment Company Act File Number:
				811-09877

    Securities Act File Number:
	333-34122


4(a). Last day of fiscal year for which
 this Form is filed:

				9/30/2019


4(b). Is this Form is being filed late
(i.e., more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c) Is this the last time the issuer
 will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
 sold during the
fiscal year pursuant to section 24(f):
$	$1,256,092,311

(ii)  Aggregate price of securities
 redeemed or
repurchased during the fiscal year:
$	$673,018,471

(iii)  Aggregate price of securities
 redeemed or
repurchased during any prior fiscal
 year ending no
earlier than October 11, 1995
that were not
previously used to reduce registration
 fees payable
to the Commission:
$	$0

(iv)  Total available redemption credits
 [add items 5(ii) and 5(iii)]:
$	$673,018,471


(v)    Net sales - if item 5(i) is greater
 than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$583,073,840

(vi)   Redemption credits available
for use in future years -
if item 5(i) is less than item 5(iv)
[subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining registration
 fee (See Instructions C.9):
x	0.0001298

(viii) Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter
"0" if no fee is due):
=	$75,682.98


6. Prepaid Shares

If the response to item 5(i) was determined by
 deducting an amount
of securities that were registered under
the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
 [effective date of recession of
rule 24e-2], then report the amount of
 securities (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units
that were registered pursuant
to rule 24e-2 remaining unsold at the end
of the fiscal year for which this
Form is filed that are available for use by
the issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed
more than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration
 fee due plus any interest
due [line 5(viii) plus line 7]:
$75,682.98


9. Date the registration fee and any
 interest payment was sent to
the Commission's lockbox depository:

12/27/2019
Method of delivery:
Wire Transfer		X
		Mail or other means

Signatures

This report has been signed below by the
 following persons on behalf of the issuer and in the capacities and on the dates indicated.


Michael Shattuck
Vice President at Calvert Research and Management

Date: 12/30/2019